Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - EQRx, INC. [Member] - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Research and development				$ 99
General and administrative				247
Total stock-based compensation		$ 3,816,000	$ 120,000	$ 346